Derivative Instruments - Summary of Derivative Instruments (Details) - Interest Rate Swap - Designated as Hedging Instrument - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Fair Value of Derivative Instruments
Realized (gains) losses	$ (5,452)	$ (8,730)	$ (16,585)	$ (24,807)
Unrealized (gains) losses	$ (48,138)	$ 1,466	$ (70,427)	$ 26,683